Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Associated Financial Statement	The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:
	As of December 31, 2023	As of December 31, 2022

Assets
Operating lease right-of-use assets, net	$18,020	$27,880

Liabilities
Operating lease liabilities, current	$6,315	$9,634
Operating lease liabilities, non-current	$10,899	$17,507

Weighted average remaining lease term (in years)	4.67	5.1
Weighted average discount rate (%)	5.84	5.78

Schedule of Operating Lease Activities	Information related to operating lease activities during the years ended December 31, 2023, 2022 and 2021 are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Operating lease right-of-use assets (extinguished) obtained in exchange for lease liabilities	$(1,347)	$9,674	$12,247

Operating lease expense
Amortization of right-of-use assets	8,096	9,157	7,963
Interest of lease liabilities	1,241	1,656	1,585
Total	$9,337	$10,813	$9,548

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Lease Liabilities

Twelve months ending December 31,
2024	$6,524
2025	4,126
2026	2,583
2027	1,913
2028	1,300
Thereafter	3,390
Total lease payments	19,836
Less: imputed interest	(2,622)
Total	$17,214